DISCONTINUED OPERATIONS - Gain on deconsolidation (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2022		Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021		Mar. 31, 2020
Current assets
Cash and cash equivalents	$ 1,185,221	$ 1,537,609							$ 4,340,529
Accounts receivable, net, current portion	418,022	204,763							502,031
Inventories	286,488	0							127,933
Finance lease receivables, net, current portion	314,264	170,337							541,605
Prepayments, other receivables and other assets, net	2,713,208	1,362,817							2,660,083
Due from related parties, current portion	682,335	659,299							0
Total current assets	5,599,538	3,944,641							10,893,006
Property and equipment, net
Property and equipment, net	5,658,773	3,530,196							3,251,331
Property and equipment, net - discontinued operations	0								454,408
Total property and equipment, net	5,658,773	3,530,196							3,705,739
Other assets
Operating lease right-of-use assets, net	109,621	174,262							233,751
Operating lease right-of-use assets, net, related parties	515,906	139,787							580,367
Financing lease right-of-use assets, net	305,933	690,365							577,079
Intangible assets, net	959,551	819,671							968,131
Goodwill	0								135,388
Accounts Receivable, Net, Noncurrent	69	0							61,943
Finance lease receivables, net, noncurrent	92,980	50,205							473,472
Due from a related party, noncurrent	6,635,746	5,351,735							0
Total other assets	8,619,806	8,063,756							7,704,534
Total assets	19,878,117	15,538,593							22,303,279
Current liabilities
Borrowings from financial institutions	145,542	22,857							0
Accounts payable	14,446	61,090							44,769
Advances from customers	120,629	120,871							110,173
Accrued expenses and other liabilities	2,444,367	2,715,209							2,873,227
Due to related parties and affiliates	11,682	117,237							82,909
Operating lease liabilities	50,177	104,075							109,813
Operating lease liabilities - related parties	330,781	163,558							243,726
Financing lease liabilities	304,557	402,526							358,135
Derivative liabilities	2,215,204	572,021							1,278,926
Current liabilities - discontinued operations	528,426	485,736							11,677,266
Total current liabilities	6,165,811	4,765,180							16,778,944
Other Liabilities
Operating lease liabilities, non-current	47,910	97,350							95,886
Operating lease liabilities, non-current - related parties	226,896	52,205							341,549
Financing lease liabilities, non-current	1,376	289,358							218,944
Deferred tax liability	46,386	42,746							44,993
Other liabilities discontinued operations	0								2,250,393
Total other liabilities	322,568	481,659							2,951,765
Total liabilities	6,488,379	5,246,839							19,730,709
Commitments and contingencies
Mezzanine Equity (redeemable)
Series A convertible preferred stock (par value $0.0001 per share, 5,000 shares authorized; 5,000 and 0 shares issued and outstanding at March 31, 2022 and 2021, respectively), net of issuance costs of $118,344	820,799	285,802							0
Stockholders' equity
Common stock (par value $0.0001 per share, 10,000,000 shares authorized; 6,178,381 and 4,978,073 shares issued and outstanding at March 31, 2022 and 2021, respectively)*	630 [1]	782	[1]						498	[2]
Additional paid-in capital	42,803,033	43,339,412							40,759,807
Accumulated deficit	(34,601,545)	(36,323,523)							(34,064,921)
Accumulated other comprehensive loss	(109,454)	(1,327,692)							(838,671)
Total Senmiao Technology Limited stockholders' equity	8,092,664	5,688,979							5,856,713
Non-controlling interests	4,476,275	4,316,973							(3,284,143)
Total equity	12,568,939	10,005,952		$ 10,662,480	$ 12,112,569	$ (1,969,316)	$ (2,560,833)	$ (2,540,300)	2,572,570		$ 1,472,357
Total liabilities, mezzanine equity and equity	19,878,117	15,538,593							22,303,279
Carrying amount of non-controlling interest	(4,476,275)	(4,316,973)							3,284,143
Jinkailong [Member]
Stockholders' equity
Additional paid-in capital	0
Discontinued Operations, Disposed of by Means Other than Sale, Abandonment [Member] | Online Lending Business [Member]
Current liabilities
Current liabilities - discontinued operations	528,426	485,736							2,336,861
Discontinued Operations, Disposed of by Means Other than Sale, Abandonment [Member] | Jinkailong [Member]
Current assets
Cash and cash equivalents	1,185,221
Accounts receivable, net, current portion	418,022
Inventories	286,488
Finance lease receivables, net, current portion	314,264
Prepayments, other receivables and other assets, net	2,713,208
Due from related parties, current portion	682,335
Total current assets	5,599,538
Property and equipment, net
Property and equipment, net - discontinued operations	5,658,773
Total property and equipment, net	5,658,773
Other assets
Operating lease right-of-use assets, net	109,621
Operating lease right-of-use assets, net, related parties	515,906
Financing lease right-of-use assets, net	305,933
Intangible assets, net	959,551
Accounts Receivable, Net, Noncurrent	69
Finance lease receivables, net, noncurrent	92,980
Due from a related party, noncurrent	6,635,746
Total other assets	8,619,806
Total assets	19,878,117
Current liabilities
Borrowings from financial institutions	145,542
Accounts payable	14,446
Advances from customers	120,629
Accrued expenses and other liabilities	2,444,367
Due to related parties and affiliates	11,682
Operating lease liabilities	50,177
Operating lease liabilities - related parties	330,781
Financing lease liabilities	304,557
Derivative liabilities	2,215,204
Current liabilities - discontinued operations	528,426
Total current liabilities	6,165,811
Other Liabilities
Operating lease liabilities, non-current	47,910
Operating lease liabilities, non-current - related parties	226,896
Financing lease liabilities, non-current	1,376
Deferred tax liability	46,386
Total other liabilities	322,568
Total liabilities	6,488,379
Commitments and contingencies
Mezzanine Equity (redeemable)
Series A convertible preferred stock (par value $0.0001 per share, 5,000 shares authorized; 5,000 and 0 shares issued and outstanding at March 31, 2022 and 2021, respectively), net of issuance costs of $118,344	820,799
Stockholders' equity
Common stock (par value $0.0001 per share, 10,000,000 shares authorized; 6,178,381 and 4,978,073 shares issued and outstanding at March 31, 2022 and 2021, respectively)*	630
Additional paid-in capital	42,803,033	$ 0
Accumulated deficit	(34,601,545)
Accumulated other comprehensive loss	(109,454)
Total Senmiao Technology Limited stockholders' equity	8,092,664
Non-controlling interests	4,476,275
Total equity	12,568,939
Total liabilities, mezzanine equity and equity	19,878,117
Carrying amount of non-controlling interest	(4,476,275)
Consolidation included Jinkailong as of March 31, 2022 | Discontinued Operations, Disposed of by Means Other than Sale, Abandonment [Member] | Jinkailong [Member]
Current assets
Cash and cash equivalents	1,241,452
Accounts receivable, net, current portion	766,373
Inventories	286,488
Finance lease receivables, net, current portion	314,264
Prepayments, other receivables and other assets, net	3,699,361
Due from related parties, current portion	51,135
Total current assets	6,359,073
Property and equipment, net
Property and equipment, net - discontinued operations	5,916,327
Total property and equipment, net	5,916,327
Other assets
Operating lease right-of-use assets, net	306,330
Operating lease right-of-use assets, net, related parties	515,906
Financing lease right-of-use assets, net	1,349,922
Intangible assets, net	959,551
Accounts Receivable, Net, Noncurrent	2,732
Finance lease receivables, net, noncurrent	92,980
Total other assets	3,227,421
Total assets	15,502,821
Current liabilities
Borrowings from financial institutions	471,913
Accounts payable	14,446
Advances from customers	1,087,928
Income tax payable	17,992
Accrued expenses and other liabilities	7,316,269
Due to related parties and affiliates	478,825
Operating lease liabilities	164,321
Operating lease liabilities - related parties	330,781
Financing lease liabilities	3,502,481
Derivative liabilities	2,215,204
Current liabilities - discontinued operations	528,426
Total current liabilities	16,128,586
Other Liabilities
Borrowings from financial institutions, noncurrent	9,271
Operating lease liabilities, non-current	135,323
Operating lease liabilities, non-current - related parties	226,896
Financing lease liabilities, non-current	793,980
Deferred tax liability	46,386
Total other liabilities	1,211,856
Total liabilities	17,340,442
Commitments and contingencies
Mezzanine Equity (redeemable)
Series A convertible preferred stock (par value $0.0001 per share, 5,000 shares authorized; 5,000 and 0 shares issued and outstanding at March 31, 2022 and 2021, respectively), net of issuance costs of $118,344	820,799
Stockholders' equity
Common stock (par value $0.0001 per share, 10,000,000 shares authorized; 6,178,381 and 4,978,073 shares issued and outstanding at March 31, 2022 and 2021, respectively)*	630
Additional paid-in capital	42,803,033
Accumulated deficit	(45,553,090)
Accumulated other comprehensive loss	(780,112)
Total Senmiao Technology Limited stockholders' equity	(3,529,539)
Non-controlling interests	871,119
Total equity	2,658,420
Total liabilities, mezzanine equity and equity	15,502,821
Carrying amount of non-controlling interest	(871,119)
Deconsolidation of Jinkailong | Discontinued Operations, Disposed of by Means Other than Sale, Abandonment [Member] | Jinkailong [Member]
Current assets
Cash and cash equivalents	(56,231)
Accounts receivable, net, current portion	(348,351)
Prepayments, other receivables and other assets, net	(986,153)
Due from related parties, current portion	(631,200)
Total current assets	(759,535)
Property and equipment, net
Property and equipment, net - discontinued operations	(257,554)
Total property and equipment, net	(257,554)
Other assets
Operating lease right-of-use assets, net	(196,709)
Financing lease right-of-use assets, net	(1,043,989)
Accounts Receivable, Net, Noncurrent	(2,663)
Due from a related party, noncurrent	(6,635,746)
Total other assets	(5,392,385)
Total assets	(4,375,296)
Current liabilities
Borrowings from financial institutions	(326,371)
Advances from customers	(967,299)
Income tax payable	(17,992)
Accrued expenses and other liabilities	(4,871,902)
Due to related parties and affiliates	(467,143)
Operating lease liabilities	(114,144)
Financing lease liabilities	(3,197,924)
Current liabilities - discontinued operations	0								9,340,405
Total current liabilities	(9,962,775)
Other Liabilities
Borrowings from financial institutions, noncurrent	(9,271)
Operating lease liabilities, non-current	(87,413)
Financing lease liabilities, non-current	(792,604)
Other liabilities discontinued operations	0								$ 2,250,393
Total other liabilities	(889,288)
Total liabilities	(10,852,063)
Commitments and contingencies
Stockholders' equity
Accumulated deficit	10,951,545
Accumulated other comprehensive loss	670,658
Total Senmiao Technology Limited stockholders' equity	11,622,203
Non-controlling interests	3,605,156
Total equity	15,227,359
Total liabilities, mezzanine equity and equity	(4,375,296)
Carrying amount of net deficit of Jinkailong as of March 31, 2022	15,227,359
Carrying amount of non-controlling interest	(3,605,156)
Cumulative currency translation adjustment removal	(670,658)
Net gain on deconsolidation of Jinkailong	$ 10,951,545

[1]	Giving retroactive effect to the 1-for-10 reverse stock split effected on April 6, 2022
[2]	Giving retroactive effect to the 1-for-10 reverse stock split effected on April 6, 2022